U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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1.         Name and address of issuer:

           Reich & Tang Distributors L.P.
           600 Fifth Avenue
           New York, New York  10020-2302

2.         Name of each series or class of funds for which this notice is filed:

           Mortgage Securities Trust, CMO Series 16

3.         Investment Company Act File Number:                811-2868

           Securities Act File Number:                        33-57315

4.         Last day of fiscal year for which this notice is filed:
                December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

           Not Applicable

7. Number and amount f securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None



C/M:  11939.0000 339736.1

9. Number and aggregate sale price of securities sold during the fiscal year:

           8,499,885 Shares                                   $8,476,838.10

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           8,499,885 Shares                                   $8,476,838.10

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

           Not Applicable

12.        Calculation of registration fee:


(i)        Aggregate sale price of securities sold during the fiscal year in
           reliance on rule 24f-2 (from Item 10)                                           $              8,476,838.10
                                                                                         ----------------------------------

(ii)       Aggregate price of shares issued in connection with dividend
           reinvestment plans (from Item 11, if applicable):                               +                         0
                                                                                         ----------------------------------

(iii)      Aggregate price of shares redeemed or repurchased during the fiscal
           year (if applicable):                                                           -                494,886.15
                                                                                         ----------------------------------

(iv)       Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
           applicable):                                                                    +                         0
                                                                                         ----------------------------------

(v)        Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line
           (iv)] (if applicable):                                                                         7,981,951.95
                                                                                         ----------------------------------

(vi)       Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
           other applicable law or regulation (see instruction C.6):                       x                        1/29%
                                                                                         ----------------------------------

(vii)      Fee due [line (i) or line (v) multiplied by line (vi)]:                         $                  2,752.40
                                                                                         ----------------------------------

           Instruction: Issuers should complete lines (ii), (iii), (iv) and
           (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


13. Check Box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

               /  /

           Exhibit:  Opinion of Messrs. Battle Fowler LLP

           Date of mailing or wire transfer of filing fees to the Commission's
           lockbox depository:     February 26, 1996


C/M:  11939.0000 339736.1

                                  SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


           By (Signature  nd Title)* __________________________________
                                     Peter J. DeMarco, Authorized Signatory


           Date:  February 26, 1996

* Please print the name and title of the signing officer below the signature.

C/M:  11939.0000 339736.1